Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Current:
Federal	$ 228,255	$ 271,361	$ 256,444
Foreign	6,798	4,554	6,584
State and local	23,579	21,568	12,907
Deferred
Federal	(10,273)	(51,011)	(21,362)
Foreign	(6,867)	(7,338)	(4,386)
State and local	(78)	(1,452)	(13,572)
Total income tax expense	$ 241,414	$ 237,682	$ 236,615